PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
PARENT COMPANY FINANCIAL INFORMATION [Abstract]
Condensed Balance Sheets
Condensed Balance Sheets

	-December 31-
	2012	2011
	(in $1,000s)
Assets
Cash on deposit, principally with subsidiary banks	$207	$1,411
Money market funds on deposit, principally with subsidiary banks	1,427	3,234
Cash and cash equivalents	1,634	4,645
Investment securities	123	82
Loans, net	255	269
Investments in and advances to subsidiaries	96,644	111,583
Investment in and advances to Amera Mortgage Corporation	432	434
Investment in and advances to CDBL III	1,712	1,896
Equipment, furniture and software, net	1,412	1,717
Other assets	2,804	3,053

Total assets	$105,016	$123,679

Liabilities and Stockholders' Equity
Liabilities:
Accounts payable, accrued expenses and other liabilities	$6,397	$38,290
Debt obligations	609	12,731
Subordinated debentures		180,742
Liabilities subject to compromise	231,879
Total liabilities	238,885	231,763
Stockholders' equity deficit	(133,869)	(108,084)

Total liabilities and stockholders' equity	$105,016	$123,679

Condensed Statements of Operations
Condensed Statements of Operations and Comprehensive Loss

	-Year Ended December 31-
	2012	2011	2010
	(in $1,000s)
Income:
Intercompany fees	$8,359	$11,120	$22,057
Dividends from subsidiaries		11,000	5,000
Interest	791	2,561	996
Gain (loss) on sales of bank subsidiaries	19	(1,949)	12,749
Gain on debt extinguishment		16,861	1,255
Other	5,404	6,219	(704)
Total income	14,573	45,812	41,353
Expenses:
Interest	6,160	6,450	15,427
Salaries and employee benefits	7,314	8,087	14,771
Occupancy	1,125	1,254	2,264
Equipment rent and depreciation	289	407	3,205
Goodwill impairment			38,718
Other	5,548	6,373	9,236
Total expenses	20,436	22,571	83,621
Income (loss) before equity in undistributed net losses of consolidated subsidiaries, reorganization items and income taxes	(5,863)	23,241	(42,268)
Equity in net losses of consolidated subsidiaries	(16,832)	(69,464)	(189,553)
Less reorganization items	2,956
Loss before income taxes	(25,651)	(46,223)	(231,821)
Income tax	(177)	(796)	(6,606)

Net loss	(25,474)	(45,427)	(225,215)

Other comprehensive income (loss), net of tax:
Unrealized gains (losses) arising during the period	2	(86)	219

Comprehensive loss	$(25,472)	$(45,513)	$(224,996)

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	-Year Ended December 31-
	2012	2011	2010
	(in $1,000s)
OPERATING ACTIVITIES
Net loss	$(25,474)	$(45,427)	$(225,215)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in net losses of consolidated subsidiaries	16,832	69,464	189,553
Depreciation and amortization of intangibles	390	450	1,690
Reorganization items	2,956
Loss on sales of other real estate owned	1,316
Goodwill impairment			38,718
Loss on sales of equipment and furniture		2	4
Loss (gain) on sales of bank subsidiaries	(19)	1,949	(12,749)
Gain on debt extinguishment		(16,861)	(1,255)
Realized loss on sales of investment securities			362
Decrease (increase) in amounts due from subsidiaries and other assets	2,725	(2,366)	9,367
Increase in accounts payable, accrued expenses and other liabilities	5,007	6,433	8,784
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,733	13,644	9,259

INVESTING ACTIVITIES
Net cash investments in subsidiaries	(10,545)	(48,262)	(79,084)
Proceeds from sales of investment securities		507	2,102
Purchases of investment securities			(100)
Net decrease in loans	14	4,735	4,927
Proceeds from sales of other real estate owned	802
Proceeds from sales of equipment and furniture		4	3,707
Purchases of equipment and furniture	(85)	(175)	(240)
Proceeds from sales of bank subsidiaries	3,099	26,543	58,796
NET CASH USED BY INVESTING ACTIVITIES	(6,715)	(16,648)	(9,892)

FINANCING ACTIVITIES
Net payments on debt obligations			(1,000)
Net proceeds from issuance of common stock			6,870
Tax effect of share-based payments	(29)	(256)	(293)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	(29)	(256)	5,577
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,011)	(3,260)	4,944
Cash and cash equivalents at beginning of year	4,645	7,905	2,961

CASH AND CASH EQUIVALENTS AT END OF YEAR	$1,634	$4,645	$7,905